UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3143
                                   ----------

                  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
               ---------------------------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/29/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS



                                                           FEBRUARY 29, 2004





[graphic omitted]

   SEMIANNUAL REPORT AND SHAREHOLDER LETTER                  GLOBAL


                                                WANT TO RECEIVE
                TEMPLETON GLOBAL                THIS DOCUMENT
          SMALLER COMPANIES FUND, INC.          FASTER VIA EMAIL?

                                                Eligible
                                                shareholders can
                                                sign up for eDelivery at
                                                franklintempleton.com.
                                                see inside for details.



[graphic omitted]

                                 [logo omitted]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series
page
Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[graphic omitted]

Not part of the semiannual report
page

                               Contents

SHAREHOLDER LETTER .................................  1

SEMIANNUAL REPORT

Templeton Global Smaller
Companies Fund .....................................  3

Performance Summary ................................  7

Financial Highlights and
Statement of Investments ........................... 10

Financial Statements ............................... 18

Notes to Financial Statements ...................... 22

Proxy Voting Policies and Procedures ............... 28



Semiannual Report

Templeton Global Smaller
Companies Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in smaller companies, as defined in the Fund's prospectus.




We are pleased to bring you Templeton Global Smaller Companies Fund's semiannual report covering the period ended February 29, 2004.


PERFORMANCE OVERVIEW

For the six months under review, the Fund's Class A shares posted a 26.30% cumulative total return, as shown in the Performance Summary beginning on page
7. The Fund outperformed its benchmark, the Morgan Stanley Capital International
(MSCI) World Index, which posted an 18.97% cumulative total return for the same period. 1


ECONOMIC AND MARKET OVERVIEW

The global economy continued to improve during the six-month period ended February 29, 2004. This was the main contributor to strong total returns for most local stock market indexes. The MSCI World Index returned 18.97% and the MSCI Europe Australasia Far East (EAFE) Index returned 25.30% for the period under review. 2

Economic growth was partially reflected in a synchronized global recovery in corporate profitability. As of the end of 2003, corporate profits in the U.S. and the U.K. reached new highs, up 82% and 29% from their recession lows in 2001. 3 Corporate profits in Japan and Canada were still below recent highs; however, they increased 32% and 47% from their respective recession low points in 2001. 3







1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI World Index. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


3. Source: ISI Group.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                           Semiannual Report | 3
page

[graphic omitted]
edgar representation of data points used in printed graphic as follows:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/29/04
Europe                                                 38.4%
Asia                                                   26.7%
North America                                          18.4%
Australia & New Zealand                                 6.2%
Latin America                                           2.1%
Middle East & Africa                                    1.2%
Short-Term Investments & Other Net Assets               7.0%

A theme that was still unfolding in the global economy was China's role as a main driver in the current recovery. In 2003, 80% of the world's export growth resulted from greater demand in China. While Japan's exports to China grew 27% compared with the previous year, U.S. exports grew 54%. 3 As China continued to industrialize and build its infrastructure (roads, bridges and energy generation), global demand for commodities intensified, leading to higher prices of those commodities. In 2003, prices for aluminum contracts rose 19% over the previous year, silver 24%, zinc 33%, and copper 50%. 4

Historically, surges in commodity prices have generally coincided with labor shortages and wage inflation, leading to overall inflation and monetary tightening. However, the current abundant labor supply in the U.S., China and India, and China's ability to provide low-cost products to many large economies, have resulted in less inflationary pressure.

In the currency market, the U.S. dollar appreciated versus the euro in the first two months of 2004. This was a reversal of the trend toward a lower dollar over the past several months. In 2003, the dollar declined 17% in value versus the euro. 5 In the short term, a lower dollar boosts total returns generated in currencies that have appreciated versus the dollar; however, it makes U.S. operations of foreign-based companies appear less profitable and eventually increases the cost of U.S. imports.


INVESTMENT STRATEGY

At Templeton, we take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the company's underlying worth -- also known as its "intrinsic value." Our analysts determine the intrinsic value of a company first by understanding the company and the industry in which it operates, and then by forecasting future earnings and cash flow growth. We look to invest in those companies selling at the lowest level relative to our expectations for future earnings and cash flow. We are patient investors; our typical holding period is four to five years.

In looking for opportunities, we put less emphasis on the current situation and more on what we believe could materialize in the future. Hence, the greatest opportunities often can be in companies that are out of favor -- they may be undergoing a restructuring, the business cycle may have turned against them, or they may have been oversold due to temporary difficulties that our analysis indicates have been over-discounted by the market.



4. Sources: Reuters, Commodity Research Bureau Index; London Metal Exchange.
5. Source: European Central Bank.

4 |  Semiannual Report
page


MANAGER'S DISCUSSION

During the six-month period, the Fund benefited from strong performance of several stocks. For example, we owned shares of Gail India, the country's largest natural gas transmission company. Gail's shares appreciated 60.5% in U.S. dollar terms as India's estimated demand for natural gas far outstripped its availability. Natural gas demand grew robustly because of rising industrial production, coupled with the low cost of natural gas relative to alternative fuels. Despite its recently strong performance, we continued to view Gail common shares as attractive at period-end.

The Fund also benefited from its holding of Aalberts Industries, which rose 42.4% in U.S. dollar terms. Aalberts is a Dutch-based engineering group that manufactures high-grade industrial products. The company was a strong beneficiary of Europe's improving economic conditions, as it is a leading supplier to many European industrial concerns. Consistent with our strategy, we believed the company's operating margins might improve, as capacity utilization rates held the potential to rise from sub-par levels amid economic strength. We also considered Aalberts attractive because it has a solid track record of finding acquisitions that add value. Although we did take profits during the period, we believe this trend may continue due to the fragmentation of the markets where the company operates. Aalberts' price/earnings ratio was 13.6 at period-end -- according to our analysis it remained undervalued with the potential for significant future earnings growth.

Corporacion Geo is another example of a stock that contributed to Fund performance during the period. Geo is a fully integrated homebuilder, engaged in all aspects of design, development and construction of entry level housing for low-income Mexican families. Over the last 18 months, Geo met or exceeded the operating and financial targets that it had previously articulated to investors. Geo's stock appreciated 57.9% in U.S. dollar terms during the six months under review as the market continued to reward Geo's compelling growth opportunity.

Despite the Fund's excellent results, some of our holdings did not perform well and detracted from Fund performance. These included Fountain Set Holdings and Texwinca Holdings. Fountain Set and Texwinca are Asian manufacturers and suppliers of cotton knitted fabrics. The companies' products are supplied to garment manufacturers, who then produce apparel for some of the world's most popular brands. Both stocks came under pressure as a result of a surge in cotton prices. Cotton accounts for a large portion of knitted fabric manufacturing costs. Both companies were unable to pass along the entire commodity price increase to their customers, resulting in margin pressure. At period-end, consistent with our strategy, we believed the shares remained attractive for the longer term, as cotton prices are expected to ultimately weaken again. Also, both companies possess vertically



TOP 10 HOLDINGS
2/29/04

----------------------------------------------------
  Company                               % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY              NET ASSETS
----------------------------------------------------
  Giordano International Ltd.                2.1%
   SPECIALTY RETAIL, HONG KONG
----------------------------------------------------
  OPG Groep NV                               2.1%
   HEALTH CARE PROVIDERS & SERVICES,
   NETHERLANDS
----------------------------------------------------
  Vestas Wind Systems AS                     2.0%
   ELECTRICAL EQUIPMENT, DENMARK
----------------------------------------------------
  Aalberts Industries NV                     1.9%
   INDUSTRIAL CONGLOMERATES, NETHERLANDS
----------------------------------------------------
  Hung Hing Printing Group Ltd.              1.8%
   PAPER & FOREST PRODUCTS, HONG KONG
----------------------------------------------------
  Gujarat Ambuja Cements Ltd.                1.8%
   CONSTRUCTION MATERIALS, INDIA
----------------------------------------------------
  SIG Holding AG                             1.6%
   MACHINERY, SWITZERLAND
----------------------------------------------------
  Iluka Resources Ltd.                       1.6%
   METALS & MINING, AUSTRALIA
----------------------------------------------------
  D. Carnegie & Co. AB                       1.6%
   DIVERSIFIED FINANCIAL SERVICES, SWEDEN
----------------------------------------------------
  Vedior NV                                  1.5%
   COMMERCIAL SERVICES & SUPPLIES,
   NETHERLANDS
----------------------------------------------------



                                                           Semiannual Report | 5
page

integrated fabric-manufacturing facilities. Vertical integration allows for the production of fine quality fabrics at the most competitive prices. Economies of scale and the large amount of capital required for the manufacturing of knitted fabrics also create significant barriers to entry and add to the attractiveness of these companies, in our opinion.

Thank you for investing in Templeton Global Smaller Companies Fund. We welcome your questions and comments, and look forward to serving your future investment needs.





[photo omitted]

/s/Tucker Scott
Tucker Scott, CFA





[photo omitted]

/s/Simon Rudolph
Simon Rudolph, ACA





[photo omitted]

/s/Cynthia Sweeting
Cynthia Sweeting, CFA

Portfolio Management Team
Templeton Global Smaller Companies Fund, Inc.



THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |  Semiannual Report
page

Performance Summary as of 2/29/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------
  CLASS A                                                  CHANGE           2/29/04          8/31/03
--------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.76             $8.92            $7.16
--------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1043
--------------------------------------------------------------------------------------------------------
  CLASS B                                                  CHANGE           2/29/04          8/31/03
--------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                    +$1.70             $8.67            $6.97
--------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0866
--------------------------------------------------------------------------------------------------------
  CLASS C                                                  CHANGE           2/29/04          8/31/03
--------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)*                                   +$1.74             $8.80            $7.06
--------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0594
--------------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                            CHANGE           2/29/04          8/31/03
--------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)*                                   +$1.75             $8.93            $7.18
--------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
--------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1247
--------------------------------------------------------------------------------------------------------

*NAV does not agree to NAV disclosed in the accompanying Financial Statements due to financial statement adjusting entries posted as of period-end.


     Semiannual Report | Past performance does not guarantee future results. | 7 page

Performance Summary (CONTINUED)

PERFORMANCE

-----------------------------------------------------------------------------------------------------------------------------------
  CLASS A                                                6-MONTH              1-YEAR          5-YEAR               10-YEAR
-----------------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                               26.30%              80.50%          61.18%                 87.48%
  Average Annual Total Return 2                           18.99%              69.98%           8.71%                  5.86%
  Value of $10,000 Investment 3                          $11,899             $16,998         $15,184                $17,679
  Avg. Ann. Total Return (3/31/04) 4                                          66.87%           7.81%                  6.08%
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS B                                                6-MONTH              1-YEAR          5-YEAR            INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                               25.86%              79.03%          54.77%                 43.09%
  Average Annual Total Return 2                           21.86%              75.03%           8.84%                  7.04%
  Value of $10,000 Investment 3                          $12,186             $17,503         $15,277                $14,209
  Avg. Ann. Total Return (3/31/04) 4                                          71.98%           7.94%                  6.61%
-----------------------------------------------------------------------------------------------------------------------------------
  CLASS C                                                6-MONTH              1-YEAR          5-YEAR            INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                               25.64%              79.20%          55.35%                 79.58%
  Average Annual Total Return 2                           24.64%              78.20%           9.21%                  6.85%
  Value of $10,000 Investment 3                          $12,464             $17,820         $15,535                $17,958
  Avg. Ann. Total Return (3/31/04) 4                                          74.84%           8.28%                  6.61%
-----------------------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 5                                        6-MONTH              1-YEAR          5-YEAR               10-YEAR
-----------------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                               26.42%              81.17%          63.48%                 91.97%
  Average Annual Total Return 2                           26.42%              81.17%          10.33%                  6.74%
  Value of $10,000 Investment 3                          $12,642             $18,117         $16,348                $19,197
  Avg. Ann. Total Return (3/31/04) 4                                          77.83%           9.41%                  6.96%
-----------------------------------------------------------------------------------------------------------------------------------


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Past performance does not guarantee future results. | Semiannual Report page

Performance Summary (CONTINUED)


ENDNOTES


THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALLER-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A:        Subject to the current, maximum 5.75% initial sales charge.
                Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to no initial sales charge, but subject to 1% CDSC for shares redeemed within 12 months of investment. Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  No initial sales charge or Rule 12b-1 fees; shares are available to a limited class of investors.



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 44.99% and 5.32%.


     Semiannual Report | Past performance does not guarantee future results. | 9 page

Templeton Global Smaller Companies Fund, Inc.

FINANCIAL HIGHLIGHTS

                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      FEBRUARY 29, 2004               YEAR ENDED AUGUST 31,
CLASS A                                               (UNAUDITED)       2003        2002        2001       2000          1999
                                                      -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............       $7.16       $5.82       $6.10       $7.30      $7.40         $6.90
                                                      -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ....................        (.01)        .07         .05         .07        .11           .13

 Net realized and unrealized gains (losses) ........        1.87        1.32        (.27)       (.98)       .35           .66
                                                      -----------------------------------------------------------------------------

Total from investment operations ...................        1.86        1.39        (.22)       (.91)       .46           .79
                                                      -----------------------------------------------------------------------------

Less distributions from:

 Net investment income .............................        (.10)       (.05)       (.06)       (.10)      (.17)         (.11)

 Net realized gains ................................          --          --          --        (.19)      (.39)         (.18)
                                                      -----------------------------------------------------------------------------

Total distributions ................................        (.10)       (.05)       (.06)       (.29)      (.56)         (.29)
                                                      -----------------------------------------------------------------------------

Redemption fees ....................................          -- c        -- c        --          --         --            --
                                                      -----------------------------------------------------------------------------

Net asset value, end of period .....................       $8.92       $7.16       $5.82       $6.10      $7.30         $7.40
                                                      =============================================================================



Total return b .....................................      26.30%      24.09%     (3.59)%    (12.50)%      7.09%        11.96%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................    $861,180    $691,103    $565,680    $647,893   $952,784    $1,059,988

Ratios to average net assets:

 Expenses ..........................................       1.36% d     1.46%       1.44%       1.46%      1.37%         1.39%

 Net investment income (loss) ......................      (.23)% d     1.18%        .82%       1.07%      1.60%         1.90%

Portfolio turnover rate ............................  1.4617.76%      29.51%      25.31%      36.65%     27.19%        14.04%




aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.
dAnnualized.


10 |  Semiannual Report
page

Templeton Global Smaller Companies Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      FEBRUARY 29, 2004               YEAR ENDED AUGUST 31,
CLASS B                                               (UNAUDITED)       2003        2002        2001       2000          1999 d
                                                      -----------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............       $6.97       $5.70       $5.99       $7.20      $7.36         $7.02
                                                      -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ....................        (.04)        .03         .02         .03        .07           .07

 Net realized and unrealized gains (losses) ........        1.83        1.27        (.28)       (.97)       .32           .27
                                                      -----------------------------------------------------------------------------

Total from investment operations ...................        1.79        1.30        (.26)       (.94)       .39           .34
                                                      -----------------------------------------------------------------------------

Less distributions from:

 Net investment income .............................        (.09)       (.03)       (.03)       (.08)      (.16)           --

 Net realized gains ................................          --          --          --        (.19)      (.39)           --
                                                      -----------------------------------------------------------------------------

Total distributions ................................        (.09)       (.03)       (.03)       (.27)      (.55)           --
                                                      -----------------------------------------------------------------------------

Redemption fees ....................................          -- c        -- c        --          --         --            --
                                                      -----------------------------------------------------------------------------

Net asset value, end of period .....................       $8.67       $6.97       $5.70       $5.99      $7.20         $7.36
                                                      =============================================================================



Total return b .....................................      25.86%      22.97%     (4.25)%    (13.13)%      6.01%         4.84%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................      $6,677      $3,171      $1,409        $333       $519          $220

Ratios to average net assets:

 Expenses ..........................................       2.11% e     2.21%       2.19%       2.20%      2.11%         2.21% e

 Net investment income (loss) ......................      (.98)% e      .43%        .07%        .53%       .98%         1.38% e

Portfolio turnover rate ............................      17.76%      29.51%      25.31%      36.65%     27.19%        14.04%





aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.
cAmount  is less  than  $0.001  per  share.
dFor the period January 1, 1999 (effective date) to August 31, 1999.
eAnnualized.


                                                          Semiannual Report | 11
page

Templeton Global Smaller Companies Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      FEBRUARY 29, 2004               YEAR ENDED AUGUST 31,
CLASS C                                               (UNAUDITED)        2003        2002        2001       2000        1999
                                                      -----------------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............       $7.05       $5.75       $6.00       $7.19      $7.27         $6.78
                                                      -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ....................        (.04)        .02         .01         .02        .05           .08

 Net realized and unrealized gains (losses) ........        1.86        1.30        (.26)       (.96)       .35           .65
                                                      -----------------------------------------------------------------------------

Total from investment operations ...................        1.82        1.32        (.25)       (.94)       .40           .73
                                                      -----------------------------------------------------------------------------

Less distributions from:

 Net investment income .............................        (.06)       (.02)         -- d      (.06)      (.09)         (.06)

 Net realized gains ................................          --          --          --        (.19)      (.39)         (.18)
                                                      -----------------------------------------------------------------------------

Total distributions ................................        (.06)       (.02)         --        (.25)      (.48)         (.24)
                                                      -----------------------------------------------------------------------------

Redemption fees ....................................          -- c        -- c        --          --         --            --
                                                      -----------------------------------------------------------------------------

Net asset value, end of period .....................       $8.81       $7.05       $5.75       $6.00      $7.19         $7.27
                                                      =============================================================================



Total return b .....................................      25.64%      23.17%     (4.12)%    (13.17)%      6.15%        11.28%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................     $29,995     $17,347     $12,894     $13,348    $20,729       $29,523

Ratios to average net assets:

 Expenses ..........................................       2.11% e     2.20%       2.17%       2.20%      2.11%         2.13%

 Net investment income (loss) ......................      (.98)% e      .44%        .09%        .33%       .79%         1.11%

Portfolio turnover rate ............................      17.76%      29.51%      25.31%      36.65%     27.19%        14.04%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.
dActual distribution from net investment income per share was $.003.
eAnnualized.


12 |  Semiannual Report
page

Templeton Global Smaller Companies Fund, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      FEBRUARY 29, 2004              YEAR ENDED AUGUST 31,
                                                      -----------------------------------------------------------------------------
ADVISOR CLASS                                         (UNAUDITED)       2003        2002        2001       2000          1999

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............       $7.17       $5.84       $6.12       $7.31      $7.42         $6.91
                                                      -----------------------------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ....................          -- c       .06         .07         .07        .14           .16

 Net realized and unrealized gains (losses) ........        1.89        1.33        (.28)       (.96)       .34           .65
                                                      -----------------------------------------------------------------------------

Total from investment operations ...................        1.89        1.39        (.21)       (.89)       .48           .81
                                                      -----------------------------------------------------------------------------
Less distributions from:

 Net investment income .............................        (.13)       (.06)       (.07)       (.11)      (.20)         (.12)

 Net realized gains ................................          --          --          --        (.19)      (.39)         (.18)
                                                      -----------------------------------------------------------------------------

Total distributions ................................        (.13)       (.06)       (.07)       (.30)      (.59)         (.30)
                                                      -----------------------------------------------------------------------------
Redemption fees ....................................          -- d        -- d        --          --         --            --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period .....................       $8.93       $7.17       $5.84       $6.12      $7.31         $7.42
                                                      =============================================================================



Total return b .....................................      26.42%      24.39%     (3.27)%    (12.16)%      7.34%        12.33%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................      $8,547      $4,834     $10,344      $2,929    $10,234        $6,236

Ratios to Average Net Assets:

 Expenses ..........................................       1.11% e     1.21%       1.19%       1.21%      1.12%         1.14%

 Net investment income (loss) ......................        .02% e     1.43%       1.07%       1.10%      1.93%         2.26%

Portfolio turnover rate ............................      17.76%      29.51%      25.31%      36.65%     27.19%        14.04%




aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cActual net investment income (loss) was $(.003).
dAmount is less than $0.001 per share.
eAnnualized.


                     Semiannual Report | See notes to financial statements. | 13 page

Templeton Global Smaller Companies Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------


  COMMON STOCKS 91.5%
  AUSTRALIA 5.3%
  APN News & Media Ltd. .....................                      Media                        3,746,205         $   11,128,000
  Billabong Internatational Ltd. ............         Textiles Apparel & Luxury Goods             369,406              2,117,667
  Iluka Resources Ltd. ......................                 Metals & Mining                   4,549,820             14,533,138
  John Fairfax Holdings Ltd. ................                      Media                        4,209,800             11,010,981
  Promina Group Ltd. ........................                    Insurance                      3,305,000              9,001,419
                                                                                                                  ---------------
                                                                                                                      47,791,205
                                                                                                                  ---------------
  BERMUDA .1%
  Axis Capital Holdings Ltd. ................                    Insurance                         31,100                948,861
                                                                                                                  ---------------
  CANADA 6.7%
  Abitibi-Consolidated Inc. .................             Paper & Forest Products                 558,470              4,411,986
a ATI Technologies Inc. .....................  Semiconductors & Semiconductor Equipment           278,600              4,318,897
  Canadian Natural Resources Ltd. ...........                    Oil & Gas                         73,421              4,025,673
  Canadian Natural Resources Ltd.
    (CAD Traded) ............................                    Oil & Gas                         36,251              1,979,047
a GSI Lumonics Inc. .........................       Electronic Equipment & Instruments            698,000              9,884,107
  Legacy Hotels REIT ........................                Consumer Finance                   1,128,100              6,305,757
  Linamar Corp. .............................                 Auto Components                     690,000              6,649,301
  National Bank of Canada ...................                Commercial Banks                     226,400              7,702,746
a Precision Drilling Corp. ..................           Energy Equipment & Services               180,000              8,599,218
  Quebecor World Inc. .......................         Commercial Services & Supplies              356,850              6,925,563
                                                                                                                  ---------------
                                                                                                                      60,802,295
                                                                                                                  ---------------
  CHINA 2.3%
a China Resources Power Co. Ltd. ............               Electric Utilities                 22,636,000             12,722,817
a Weiqiao Textile Co. .......................         Textiles Apparel & Luxury Goods           2,393,000              4,181,067
a Weiqiao Textile Co., 144A .................         Textiles Apparel & Luxury Goods           2,140,000              3,739,024
                                                                                                                  ---------------
                                                                                                                      20,642,908
                                                                                                                  ---------------
  DENMARK 3.1%
a ISS A/S ...................................         Commercial Services & Supplies              179,500             10,026,094
  Vestas Wind Systems AS ....................              Electrical Equipment                   955,140             18,154,922
                                                                                                                  ---------------
                                                                                                                      28,181,016
                                                                                                                  ---------------
  FINLAND 4.2%
  Amer Group Ltd., A ........................          Leisure Equipment & Products               260,100             12,733,049
  Metso OYJ .................................                    Machinery                        930,250             12,459,892
  Orion Yhtyma OYJ B ........................                 Pharmaceuticals                     506,900             13,056,220
                                                                                                                  ---------------
                                                                                                                      38,249,161
                                                                                                                  ---------------
  FRANCE 1.0%
  Galeries Lafayette SA .....................                Multiline Retail                      55,400              9,051,725
                                                                                                                  ---------------
  GERMANY .9%
  Celesio AG ................................        Health Care Providers & Services             151,000              7,939,963
                                                                                                                  ---------------
  HONG KONG 11.2%
  Asia Satellite Telecommunications
    Holdings Ltd. ...........................     Diversified Telecommunication Services        3,187,500              6,347,276
  Dah Sing Financial Holdings Ltd. ..........                Commercial Banks                   1,280,000              9,866,583
  Fountain Set Holdings Ltd. ................         Textiles Apparel & Luxury Goods           8,684,000              6,526,513


14 |  Semiannual Report
page

Templeton Global Smaller Companies Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  HONG KONG (CONT.)
  Giordano International Ltd. ...............                Specialty Retail                  31,755,348         $   19,276,325
  Hopewell Holdings Ltd. ....................          Transportation Infrastructure            2,982,000              5,803,979
  Hung Hing Printing Group Ltd. .............             Paper & Forest Products              20,862,508             16,617,426
  Li & Fung Ltd. ............................                  Distributors                     4,761,000              9,297,096
  Moulin International Holdings Ltd. ........        Health Care Equipment & Supplies          17,366,000             12,939,972
  Techtronic Industries Co. Ltd. ............               Household Durables                  3,386,621             11,225,142
  Texwinca Holdings Ltd. ....................         Textiles Apparel & Luxury Goods           4,564,000              3,312,833
                                                                                                                  ---------------
                                                                                                                     101,213,145
                                                                                                                  ---------------
  INDIA 5.4%
  Associated Cement Cos. Ltd. ...............             Construction Materials                1,805,200             10,367,878
  Gail India Ltd., GDR, 144A ................                  Gas Utilities                      379,910             10,352,548
  Gujarat Ambuja Cements Ltd. ...............             Construction Materials                2,434,480             16,608,390
  Housing Development Finance Corp. Ltd. ....           Thrifts & Mortgage Finance                601,660              8,112,135
  Satyam Computers Services Ltd. ............                   IT Services                       543,622              3,720,689
                                                                                                                  ---------------
                                                                                                                      49,161,640
                                                                                                                  ---------------
  INDONESIA .2%
  PT Indosat (Persero) TBK ..................     Diversified Telecommunication Services        1,029,000              2,221,082
                                                                                                                  ---------------
  ISRAEL 1.2%
a Orbotech Ltd. .............................       Electronic Equipment & Instruments            434,300             10,770,640
                                                                                                                  ---------------
  ITALY 1.1%
  Banca Popolare di Verona e SCRL ...........                Commercial Banks                     564,800              9,754,507
                                                                                                                  ---------------
  JAPAN 3.1%
  Meitec Corp. ..............................         Commercial Services & Supplies              223,600              7,899,469
  Ono Pharmaceutical Co. Ltd. ...............                 Pharmaceuticals                     222,000              9,651,291
  Sangetsu Co. Ltd. .........................               Household Durables                    423,000              9,252,883
  Sohgo Security Services Co. Ltd. ..........         Commercial Services & Supplies              125,500              1,544,916
                                                                                                                  ---------------
                                                                                                                      28,348,559
                                                                                                                  ---------------
  LUXEMBOURG .6%
a Thiel Logistik AG .........................                    Software                         629,000              5,275,338
                                                                                                                  ---------------
  MEXICO 2.1%
a Corporacion Geo SA, B .....................               Household Durables                    267,599              1,915,481
  Grupo Aeroportuario
    del Sureste SA de CV, ADR ...............          Transportation Infrastructure              501,760             11,013,632
  Grupo Continental SA ......................                    Beverages                      3,158,600              6,209,006
                                                                                                                  ---------------
                                                                                                                      19,138,119
                                                                                                                  ---------------
  NETHERLANDS 8.8%
  Aalberts Industries NV ....................            Industrial Conglomerates                 580,403             17,596,055
  Arcadis NV ................................         Commercial Services & Supplies              533,932              6,514,683
a Draka Holding NV ..........................              Electrical Equipment                   193,464              4,110,476
  IHC Caland NV .............................           Energy Equipment & Services               142,300              6,913,174
  Imtech NV .................................           Construction & Engineering                459,190             11,787,415
  OPG Groep NV ..............................        Health Care Providers & Services             385,100             19,187,294
  Vedior NV .................................         Commercial Services & Supplies              869,000             13,647,802
                                                                                                                  ---------------
                                                                                                                      79,756,899
                                                                                                                  ---------------


                                                          Semiannual Report | 15
page

Templeton Global Smaller Companies Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  NEW ZEALAND .9%
  Fisher & Paykel Healthcare Corp. Ltd. .....     Health Care Equipment & Supplies              1,066,000         $    8,549,688
                                                                                                                  ---------------
  NORWAY .6%
  Norske Skogindustrier ASA, A ..............             Paper & Forest Products                 286,000              5,830,143
                                                                                                                  ---------------
  SOUTH KOREA 4.1%
  Bank of Pusan .............................                Commercial Banks                   1,540,670              9,720,894
  Dae Duck Electronics Co. Ltd. .............       Electronic Equipment & Instruments            939,895             10,629,765
  Daegu Bank Co. Ltd. .......................                Commercial Banks                     689,000              3,984,013
a Halla Climate Control Co. Ltd. ............              Electrical Equipment                   152,960             12,746,667
                                                                                                                  ---------------
                                                                                                                      37,081,339
                                                                                                                  ---------------
  SPAIN 2.7%
  Actividades de Construcciones
    y Servicios SA ..........................           Construction & Engineering                 63,338              3,204,557
  Sol Melia SA ..............................          Hotels Restaurants & Leisure             1,256,260             11,207,269
  Transportes Azkar SA ......................                   Road & Rail                     1,359,133              9,743,918
                                                                                                                  ---------------
                                                                                                                      24,155,744
                                                                                                                  ---------------
  SWEDEN 2.3%
  D. Carnegie & Co. AB ......................         Diversified Financial Services            1,132,536             14,376,918
  Observer AB ...............................         Commercial Services & Supplies            1,308,030              6,325,606
                                                                                                                  ---------------
                                                                                                                      20,702,524
                                                                                                                  ---------------
  SWITZERLAND 3.9%
  Gurit Heberlein AG, Br. ...................                    Chemicals                         15,659             12,144,494
  Kuoni Reisen Holding AG, B ................          Hotels Restaurants & Leisure                 2,257                824,572
  SIG Holding AG ............................                    Machinery                         99,000             14,732,491
  Vontobel Holding AG .......................                 Capital Markets                     295,900              7,385,560
                                                                                                                  ---------------
                                                                                                                      35,087,117
                                                                                                                  ---------------
  TAIWAN .3%
  Taiwan Fu Hsing ...........................               Household Durables                  2,899,000              3,007,207
                                                                                                                  ---------------
  UNITED KINGDOM 7.8%
  Avis Europe PLC ...........................                   Road & Rail                     3,262,800              5,691,810
  Bodycote International PLC ................                    Machinery                      3,448,230              9,214,904
  Brambles Industries PLC ...................         Commercial Services & Supplies            1,563,400              6,078,358
  Burberry Group PLC ........................         Textiles Apparel & Luxury Goods             777,000              5,086,513
  Burberry Group PLC, 144A ..................         Textiles Apparel & Luxury Goods             724,300              4,748,241
  Geest PLC .................................                  Food Products                    1,180,000              9,777,675
  John Wood Group ...........................                    Oil & Gas                      4,128,900             10,574,152
  Kidde PLC .................................              Electrical Equipment                 4,969,400              8,784,177
  Novar PLC .................................                Building Products                  2,493,799              6,317,223
  W.H. Smith PLC ............................                Specialty Retail                     806,000              4,105,911
                                                                                                                  ---------------
                                                                                                                      70,378,964
                                                                                                                  ---------------


16 |  Semiannual Report
page

Templeton Global Smaller Companies Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                  INDUSTRY                      SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  UNITED STATES 11.6%
a Agile Software Corp. ......................          Internet Software & Services               317,950         $    2,982,371
  Alberto-Culver Co. ........................               Household Products                    168,525              6,923,007
  American Italian Pasta Co., A .............                  Food Products                      163,800              6,666,660
a BearingPoint Inc. .........................          Internet Software & Services               675,800              7,197,270
  Central Parking Corp. .....................         Commercial Services & Supplies              568,400             10,890,544
a Coinstar Inc. .............................         Commercial Services & Supplies              546,200              9,869,834
a Gamestop Corp. ............................                Specialty Retail                     707,700             13,198,605
a Gartner Inc., B ...........................                   IT Services                       500,000              5,515,000
  Hubbell Inc., B ...........................              Electrical Equipment                   168,700              6,697,390
a JAKKS Pacific Inc. ........................          Leisure Equipment & Products               575,000              8,331,750
a Scholastic Corp. ..........................                      Media                          157,400              5,044,670
a Too Inc. ..................................                Specialty Retail                     709,500             13,608,210
a Triad Hospitals Inc. ......................        Health Care Providers & Services             229,764              8,108,372
                                                                                                                  ---------------
                                                                                                                     105,033,683
                                                                                                                  ---------------
  TOTAL COMMON STOCKS (COST $536,204,244)                                                                            829,073,472
                                                                                                                  ---------------
  PREFERRED STOCKS (COST $3,879,936) 1.5%
  GERMANY 1.5%
  Hugo Boss AG, pfd. ........................         Textiles Apparel & Luxury Goods             577,480             13,489,338
                                                                                                                  ---------------

                                                                                           ----------------
                                                                                           PRINCIPAL AMOUNT
                                                                                           ----------------

  GOVERNMENT AGENCIES (COST $29,426,768) 3.2%
  Federal Home Loan Bank, 0.91%, 3/01/04 ....                                                 $29,429,000             29,429,000
                                                                                                                  ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE
    AGREEMENT (COST $569,510,948) ...........                                                                        871,991,810
                                                                                                                  ---------------
  REPURCHASE AGREEMENT (COST $30,000,000) 3.3%
  UNITED STATES 3.3%
b Dresdner Bank AG, 1.00%, 3/01/04
    (Maturity Value $30,002,500)
    Collateralized by U.S. Treasury Bills,
    Notes, Bonds and U.S. Government
    Agency Securities. ......................                                                  30,000,000             30,000,000
                                                                                                                  ---------------
  TOTAL INVESTMENTS
    (COST $599,510,948) 99.5% ...............                                                                        901,991,810
  OTHER ASSETS, LESS LIABILITIES .5% ........                                                                          4,407,748
                                                                                                                  ---------------
  NET ASSETS 100.0% .........................                                                                     $  906,399,558
                                                                                                                  ===============
CURRENCY ABBREVIATIONS: | CAD - Canadian Dollar




aNon-income producing.
bSee Note 1(c) regarding repurchase agreement.


                     Semiannual Report | See notes to financial statements. | 17 page

Templeton Global Smaller Companies Fund, Inc.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)


Assets:
 Investments in securities:
  Cost ..................................................................................................... $ 599,510,948
                                                                                                             =============
  Value ....................................................................................................   901,991,810
 Cash ......................................................................................................         2,343
 Foreign Currency, at value (Cost $4,119,821) ..............................................................     4,203,679
 Receivables:
  Investment securities sold ...............................................................................     1,644,025
  Capital shares sold ......................................................................................     2,066,419
  Dividends and interest ...................................................................................       525,472
                                                                                                             -------------
       Total assets ........................................................................................   910,433,748
                                                                                                             =============

Liabilities:
 Payables:
  Investment securities purchased ..........................................................................       330,411
  Capital shares redeemed ..................................................................................       745,204
  Affiliates ...............................................................................................       955,965
 Deferred tax liability (Note 1g) ..........................................................................     1,733,601
 Other liabilities .........................................................................................       269,009
                                                                                                             -------------
       Total liabilities ...................................................................................     4,034,190
                                                                                                             -------------
        Net assets, at value ............................................................................... $ 906,399,558
                                                                                                             =============

Net assets consist of:
 Undistributed net investment income ....................................................................... $  (4,660,309)
                                                                                                             -------------
 Net unrealized appreciation (depreciation) ................................................................   300,854,561
 Accumulated net realized gain (loss) ......................................................................     6,738,595
 Capital shares ............................................................................................   603,466,711
                                                                                                             -------------
         Net assets, at value .............................................................................. $ 906,399,558
                                                                                                             =============





18 |  Semiannual Report
page

Templeton Global Smaller Companies Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 29, 2004 (unaudited)

CLASS A:
 Net assets, at value ...................................................................................... $861,179,719
                                                                                                             =============
Shares outstanding ........................................................................................    96,553,758
                                                                                                             =============
Net asset value per share a ...............................................................................         $8.92
                                                                                                             =============
Maximum offering price per share (net asset value per share / 94.25) ......................................         $9.46
                                                                                                             =============
CLASS B:
 Net assets, at value ......................................................................................   $6,677,387
                                                                                                             =============
Shares outstanding ........................................................................................       769,904
                                                                                                             =============
Net asset value and maximum offering price per share a ....................................................         $8.67
                                                                                                             =============
CLASS C:
 Net assets, at value ......................................................................................  $29,995,475
                                                                                                             =============
Shares outstanding ........................................................................................     3,406,461
                                                                                                             =============
Net asset value and maximum offering price per share a ....................................................         $8.81
                                                                                                             =============
ADVISOR CLASS:
 Net assets, at value ......................................................................................   $8,546,977
                                                                                                             =============
Shares outstanding ........................................................................................       957,347
                                                                                                             =============
Net asset value and maximum offering price per share ......................................................         $8.93
                                                                                                             =============




a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the fund.

                     Semiannual Report | See notes to financial statements. | 19 page

Templeton Global Smaller Companies Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the six months ended February 29, 2004 (unaudited)

Investment income:
 (Net of foreign taxes of $336,112)
 Dividends .................................................................................................  $  4,344,279
 Interest ..................................................................................................       149,672
                                                                                                              ------------
      Total investment income ..............................................................................     4,493,951
Expenses:
 Management fees (Note 3) ..................................................................................     3,002,695
 Administrative fees (Note 3) ..............................................................................       537,359
 Distribution fees (Note 3)
  Class A ..................................................................................................       959,053
  Class B ..................................................................................................        25,207
  Class C ..................................................................................................       114,437
 Transfer agent fees (Note 3) ..............................................................................       574,500
 Custodian fees ............................................................................................       108,000
 Reports to shareholders ...................................................................................        45,000
 Registration and filing fees ..............................................................................        47,000
 Professional fees .........................................................................................        71,000
 Directors' fees and expenses ..............................................................................        39,500
 Other .....................................................................................................         7,800
                                                                                                              ------------
      Total expenses .......................................................................................     5,531,551
                                                                                                              ------------
        Net investment income ..............................................................................    (1,037,600)
                                                                                                              ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments (net of foreign taxes of $192,079) (Note 1g) .................................................    64,180,310
  Foreign currency transactions ............................................................................       (56,612)
                                                                                                              ------------
      Net realized gain (loss) .............................................................................    64,123,698
 Net unrealized appreciation (depreciation) on:
  Investments ..............................................................................................   123,819,236
  Translation of assets and liabilities denominated in foreign currencies ..................................       102,734
  Deferred Taxes (Note 1g) .................................................................................      (780,882)
                                                                                                              ------------
      Net unrealized appreciation (depreciation) ...........................................................   123,141,088
                                                                                                              ------------
Net realized and unrealized gain (loss) ....................................................................   187,264,786
                                                                                                              ------------
Net increase (decrease) in net assets resulting from operations ............................................  $186,227,186
                                                                                                              ============



20 | See notes to financial statements. | Semiannual Report page

Templeton Global Smaller Companies Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 29, 2004 (unaudited)
and the year ended August 31, 2003
                                                                                      -----------------------------------------
                                                                                           SIX MONTHS ENDED       YEAR ENDED
                                                                                          FEBRUARY 29, 2004    AUGUST 31, 2003
                                                                                      -----------------------------------------

Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .......................................................      $  (1,037,600)         $  6,516,285
  Net realized gain (loss) from investments and foreign
   currency transactions .............................................................         64,123,698           (27,334,957)
  Net unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies, and
   deferred taxes ....................................................................        123,141,088           151,616,930
                                                                                            -----------------------------------
       Net increase (decrease) in net assets resulting from operations ...............        186,227,186           130,798,258
Distributions to shareholders from:
 Net investment income:
  Class A ............................................................................        (10,007,888)           (4,409,850)
  Class B ............................................................................            (52,497)               (6,893)
  Class C ............................................................................           (159,628)              (48,068)
  Advisor Class ......................................................................            (86,189)             (127,933)
                                                                                            -----------------------------------
Total distributions to shareholders ..................................................        (10,306,202)          (4,592,744)
Capital share transactions (Note 2):
  Class A ............................................................................          1,663,273             2,597,264
  Class B ............................................................................          2,411,732             1,315,987
  Class C ............................................................................          7,597,346             1,406,677
  Advisor Class ......................................................................          2,328,242            (5,407,925)
                                                                                            -----------------------------------
Total capital share transactions .....................................................         14,000,593              (87,997)
Redemption fees (Note 1i)                                                                          22,925                10,345
       Net increase (decrease) in net assets .........................................        189,944,502           126,127,862
Net assets:
 Beginning of period .................................................................        716,455,056           590,327,194
                                                                                            -----------------------------------
 End of period .......................................................................      $ 906,399,558          $716,455,056
                                                                                            ===================================
Undistributed net investment income included in net assets:
 End of period .......................................................................      $  (4,660,309)         $  6,683,493
                                                                                            ===================================




                     Semiannual Report | See notes to financial statements. | 21 page

Templeton Global Smaller Companies Fund, Inc.

Notes to Financial Statements (unaudited)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund will invest mainly in the equity securities of smaller companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At February 29, 2004, all repurchase agreements held by the Fund had been entered into on the last business day of the month.





22 |  Semiannual Report
page

Templeton Global Smaller Companies Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. DEFERRED TAXES

The Fund is subject to a tax imposed on net realized gains of securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities as reflected in the accompanying financial statements.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.







                                                          Semiannual Report | 23
page

Templeton Global Smaller Companies Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. REDEMPTION FEES

Redemptions and exchanges of Fund shares held 30 days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At February 29, 2004, there were 1.5 billion shares authorized ($0.20 par value) of which 750 million, 100 million, 550 million, and 100 million were designated as Class A shares, Class B shares, Class C shares, and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                     -------------------------------------------------------------------------
                                             SIX MONTHS ENDED                       YEAR ENDED
                                             FEBRUARY 29, 2004                    AUGUST 31, 2003
                                     -------------------------------------------------------------------------
                                          SHARES         AMOUNT               SHARES           AMOUNT
                                     -------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ......................    10,827,535      $  87,293,042            25,986,563       $ 153,546,743
 Shares issued in reinvestment of
  distributions ...................     1,129,990          8,565,343               725,443           3,844,845
 Shares redeemed ..................   (11,946,928)       (94,195,112)          (27,313,850)       (154,794,324)
                                     -------------------------------------------------------------------------
 Net increase (decrease) ..........        10,597      $   1,663,273              (601,844)       $  2,597,264
                                     =========================================================================
CLASS B SHARES:
 Shares sold ......................       443,403      $   3,413,724               640,501        $  3,781,182
 Shares issued in reinvestment of
  distributions ...................         6,746             49,516                 1,255               6,526
 Shares redeemed ..................      (135,054)        (1,051,508)             (434,207)         (2,471,721)
                                     -------------------------------------------------------------------------
 Net increase (decrease) ..........       315,095      $   2,411,732               207,549        $  1,315,987
                                     =========================================================================








24 |  Semiannual Report
page

Templeton Global Smaller Companies Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



2. CAPITAL STOCK (CONTINUED)

                                     -------------------------------------------------------------------------
                                             SIX MONTHS ENDED                     YEAR ENDED
                                             FEBRUARY 29, 2004                  AUGUST 31, 2003
                                     -------------------------------------------------------------------------
                                          SHARES         AMOUNT             SHARES         AMOUNT
                                     -------------------------------------------------------------------------
CLASS C SHARES:
 Shares sold ......................     1,431,975       $ 11,409,633             2,481,414       $  14,159,661
 Shares issued in reinvestment of
  distributions ...................        17,982            133,963                 8,211              43,189
 Shares redeemed ..................      (502,837)        (3,946,250)           (2,273,539)        (12,796,173)
                                     -------------------------------------------------------------------------
 Net increase (decrease) ..........       947,120      $   7,597,346               216,086        $  1,406,677
                                     =========================================================================
ADVISOR CLASS SHARES:
 Shares sold ......................       935,767        $ 7,364,163             1,841,440       $  10,588,389
 Shares issued in reinvestment of
  distributions ...................        10,669             81,089                23,699             125,607
 Shares redeemed ..................      (662,807)        (5,117,010)           (2,963,244)        (16,121,921)
                                     -------------------------------------------------------------------------
 Net increase (decrease) ..........       283,629        $ 2,328,242            (1,098,105)       $ (5,407,925)
                                     =========================================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of the following entities:

-----------------------------------------------------------------------------------------------------
ENTITY                                                                       AFFILIATION
-----------------------------------------------------------------------------------------------------
  Templeton Investments Counsel, LLC (TIC)                                     Investment manager
  Franklin Templeton Services, LLC (FT Services)                               Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)                         Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)                Transfer agent

The Fund pays an investment management fee to TIC of 0.75% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

-----------------------------------------------------------------------------------------------------
  ANNUALIZED FEE RATE               NET ASSETS
-----------------------------------------------------------------------------------------------------

        0.150%                      First $200 million
        0.135%                      Over $200 million, up to and including $700 million
        0.100%                      Over $700 million, up to and including $1.2 billion
        0.075%                      Over $1.2 billion


The Fund reimburses Distributors up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 29, 2004, Distributors advised the Fund unreimbursed costs were $224,291.





                                                          Semiannual Report | 25
page

Templeton Global Smaller Companies Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)




3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Distributors has advised the Fund it received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the period of $52,783 and $13,492 respectively.

The Fund paid transfer agent fees of $574,500, of which $465,375 was paid to Investor Services.


4. INCOME TAXES

At February 29, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................  $602,163,245
                                                            ------------
Unrealized appreciation ..................................   302,821,393
Unrealized depreciation ..................................    (2,992,828)
                                                            ------------
Net unrealized appreciation (depreciation) ...............  $299,828,565
                                                            ============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2010 ....................................................   $29,450,960
                                                             -----------
 2011 ....................................................    27,934,143
                                                             -----------
 .........................................................   $57,385,103
                                                            ============


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 29, 2004 aggregated $135,678,181 and $155,517,163, respectively.


6. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.





26 |  Semiannual Report
page

Templeton Global Smaller Companies Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



6. REGULATORY MATTERS (CONTINUED)

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class and derivative lawsuits related to the matter described above, as well as actions seeking the return of certain management and other fees to the Fund. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. The Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.



                                                          Semiannual Report | 27
page

Templeton Global Smaller Companies Fund, Inc.

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





28 |  Semiannual Report
page

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


Franklin Templeton Investments



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund



GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund



GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1



VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund



BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4



SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund



ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund



INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund

Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund



TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04 Not part of the semiannual report
page
 [logo omitted]
FRANKLIN(R) TEMPLETON(R)
     INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906




| | WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
    Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL SMALLER
COMPANIES FUND, INC.

INVESTMENT MANAGER
Templeton Investment Counsel, LLC

SUB-ADVISOR
Franklin Templeton Investments (Asia) Limited

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a current Templeton Global Smaller Companies Fund, Inc. prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. To obtain a prospectus, which contains this and other information, talk to your financial advisor, call us at 1-800/DIAL BEN(R) (1-800/342-5236) or visit franklintempleton.com. Please read the prospectus carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


103 S2004 04/04






ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRED R. MILLSAPS AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS    N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASERS.   N/A


ITEM 9. SUBMISSTION OF MATTERS OF A VOTE SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.



ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   April 30, 2004

By /s/DIOMEDES LOO-TAM
Chief Financial Officer
Date   April 30, 2004